Expenses by Nature - Summary of Expenses by Nature (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Expense By Nature [Abstract]
Changes in inventories	€ 13,281	€ (728)	€ 8,033
Purchases of raw materials	83,750	92,851	92,457
Purchases of finished products	16,294	21,393	20,459
Services costs	67,553	69,296	75,457
Employee benefits expenses	116,824	116,517	119,249
Depreciation and amortisation, net of government grants	19,587	19,733	20,724
Other	18,802	10,256	8,364
Total cost of sales, selling and administrative expenses	€ 336,091	€ 329,318	€ 344,743